Other Accounts Receivable	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Other Accounts Receivable
11)	OTHER ACCOUNTS RECEIVABLE
As of December 31, 2025 and 2024, consolidated other accounts receivable consisted of:

		2025	2024
Advances of income taxes and refundable taxes	$	660	494
Non-trade accounts receivable from the sale of fixed assets		90	87
Current portion of assets from valuation of derivative financial instruments		5	64
Interest and notes receivable		61	56
Loans to employees and others		18	14
	$	834	715